Loans and Financial Liabilities - Undrawn Borrowing Facilities - Additional Information (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Jan. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received | $	$ 2,274,651			$ 2,270,246
Undrawn borrowing facilities scheduled for delivery	scheduled for delivery in 2025 and 2026
Eight Longships
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities			€ 167.5
Two Longships-Seine
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities			167.5
Four Longships
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities			€ 167.5
Undrawn borrowing facilities scheduled for delivery	four Longships in 2026
Four Longships | Cancellation of Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		€ 167.5
One Longships
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities scheduled for delivery	one Longship-Seine river vessel scheduled for delivery in 2025
Longship-Seine | Cancellation of Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		167.5
Viking River Cruises Ltd | Corporate Guarantees Loan | Cancellation of Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		167.5
Viking Cruises Ltd | Corporate Guarantees Loan | Cancellation of Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		€ 167.5